Leases - Future Minimum Commitments Chartered In Vessels (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Future minimum commitments, net of commissions under chartered-in vessels
Charter hire expense for chartered-in pushboats and barges	$ 1,286	$ 3,587	$ 5,910
Chartered-in vessels
Future minimum commitments, net of commissions under chartered-in vessels
2014	184
2015	115
2016	16
Total	$ 315